Financial Instruments Risk Management - Schedule of Age of Receivables (Details) - Credit risk - Trade receivables - Receivables Past Due But Not Impaired - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Age of receivables past due	$ 5,914	$ 4,412
Past Due Less Than 181 Days
Disclosure of financial assets that are either past due or impaired [line items]
Age of receivables past due	2,352	2,103
Past Due More Than 181 Days
Disclosure of financial assets that are either past due or impaired [line items]
Age of receivables past due	$ 3,562	$ 2,309